NOTES RECEIVABLE, NET - THIRD PARTIES - Movement of allowance for notes receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NOTES RECEIVABLE, NET - THIRD PARTIES
At beginning of year	¥ 0	¥ 1,040	¥ 182
Addition	0	0	858
Reversal	0	(1,040)	0
At end of year	¥ 0	¥ 0	¥ 1,040